                                      OLDE
                                 CUSTODIAN FUND
                                  ANNUAL REPORT
                                OCTOBER 31, 1997


                                   OLDE MONEY
                                  MARKET SERIES

                                  OLDE PREMIUM
                               MONEY MARKET SERIES

                                OLDE PREMIUM PLUS
                              MONEY MARKET SERIES

                               INVESTMENT ADVISER
                           OLDE ASSET MANAGEMENT, INC.

                              PRINCIPAL UNDERWRITER
                            OLDE DISCOUNT CORPORATION

                                    CUSTODIAN
                              THE BANK OF NEW YORK

                              INDEPENDENT AUDITORS
                                ERNST & YOUNG LLP

                                 TRANSFER AGENT
                            OLDE DISCOUNT CORPORATION



                         For information regarding your
                          account, telephone your local
                          OLDE Discount branch office
                                       or
                         OLDE Discount Customer Service
                               at: 1-800-235-3100



                      This report is authorized for use by
                    nonshareholders only when accompanied or
                       preceded by a current prospectus of
                              OLDE Custodian Fund.



81317-12/97

[OLDE CUSTODIAN FUND LOGO]


                                                               December 11, 1997

Dear Shareholder:

OLDE Custodian Fund is pleased to present the Annual Report for the year ending October 31, 1997. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series ("the Funds"). This report contains audited schedules of investments and financial statements for all three Series.

Investors'concern over higher interest rates in the first quarter of 1997 eased as the year progressed. It was feared that economic growth and tight labor markets would result in price pressures, leading to a response from the Federal Reserve Board ("the Fed") to increase the Federal funds rate. The recent rally in the long-term bond market and the drop in short-term interest rates suggest that investors have become more comfortable with the economy's current trends. In the meantime, while the Fed has maintained a preference toward tightening, inflation rates have not warranted an interest rate move. Additionally, the recent turmoil in Asian financial markets has limited the Fed's options. An increase now may undermine already fragile Asian financial markets and heighten the effects that an Asian crisis would have on the U.S. economy.

In this environment, the Adviser has continued to concentrate the Funds' holdings in the more stable U.S. and European economies. Relatively heavy issuance of variable rate securities by U.S. and European companies has enabled the Funds to maintain their focus on such securities. The associated yields have continued to be in excess of comparable short-term securities and have been instrumental in supporting the Funds' strong relative yields.

As market conditions dictate, the Adviser will adjust the portfolios to take advantage of opportunities as they arise. As always, be assured the Adviser seeks to provide investors with attractive yields, while investing in high quality securities.

                                   Sincerely,
                                   OLDE CUSTODIAN FUND


                                   /s/ Lisa S. Fildes
                                   -----------------------
                                   Lisa S. Fildes
                                   President

                              OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                             SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 1997

    PRINCIPAL                                                                                        AMORTIZED
     AMOUNT                                                                                            COST
               DOMESTIC COMMERCIAL PAPER - 22.42%
 $    325,000  Nabisco Incorporated, 5.800%, due 11/03/97........................................  $  324,897
    8,765,000  Chrysler Financial, 5.530%, due 11/04/97..........................................   8,760,961
    8,000,000  Sears Acceptance, 5.530%, due 11/05/97............................................   7,995,084
    3,910,000  Bear Stearns Company, 5.530%, due 11/10/97........................................   3,904,594
    2,075,000  Heller Financial Incorporated, 5.580%, due 11/10/97...............................   2,072,105
    8,000,000  General Motors Acceptance Corporation,  5.550%, due 11/18/97......................   7,979,033
    7,290,000  G.T.E. Corporation, 5.620%, due 11/18/97..........................................   7,270,653
    8,345,000  Budget Funding, 5.520%, due 11/19/97..............................................   8,321,968
    4,990,000  American Express Credit, 5.520%, due 12/29/97.....................................   4,945,622
    6,000,000  General Motors Acceptance Corporation,  5.520%, due 12/30/97......................   5,945,720
   10,000,000  Salomon Incorporated, 5.670%, due 12/31/97........................................   9,905,500
    8,000,000  Salomon Incorporated, 5.670%, due 01/02/98........................................   7,921,880
    9,000,000  G.E. Capital Corporation,  5.674%, due 04/13/98 (a)...............................   9,000,000
    6,000,000  G.E. Capital Corporation, 5.701%, due  07/17/98 (a)...............................   6,000,000
                                                                                                   ----------
                                                                                                   90,348,017

               YANKEE COMMERCIAL PAPER  - 12.04%
    7,000,000  Boral Industries, 5.520%, due 11/07/97............................................   6,993,560
    6,330,000  BMW U.S. Capital Corporation, 5.520%, due 11/12/97................................   6,319,323
    6,000,000  American Honda Finance, 5.560%, due 11/13/97......................................   5,988,880
    8,470,000  American Honda Finance, 5.560%, due 11/14/97......................................   8,452,994
    7,560,000  BMW U.S. Capital Corporation, 5.560%, due 11/21/97................................   7,536,648
    7,000,000  BMW U.S. Capital Corporation, 5.550%, due 12/16/97................................   6,951,438
    6,325,000  Toshiba International Financial, 5.620%, due 01/12/98.............................   6,253,907
                                                                                                   ----------
                                                                                                   48,496,750


 PRINCIPAL                                                                                            AMORTIZED
  AMOUNT                                                                                                COST

               SHORT TERM NOTES - 61.86%
$  8,000,000   Bank One Dayton, 5.620%, due 11/03/97 (a).........................................    $7,999,973
   6,000,000   Associates Corporation NA, 6.625%, due 11/15/97...................................     6,001,655
  10,000,000   First Bank NA, 5.585%, due 11/19/97 (a)...........................................    10,000,000
   6,000,000   Toyota Motor Credit Corporation, 7.750%, due 12/19/97.............................     6,013,068
  13,000,000   PNC Bank NA, 5.535%, due 01/09/98 (a).............................................    12,998,315
   5,000,000   Chrysler Financial, 5.969%, due 01/16/98 (a) .....................................     5,002,884
   8,000,000   PHH Corporation, 5.626%, due 01/27/98 (a).........................................     7,999,623
   9,000,000   IBM Corporation, 5.670%, due 01/28/98 ............................................     8,989,895
   3,000,000   Paccar Financial Corporation, 5.880%, due 02/17/98................................     2,997,840
   4,000,000   Merrill Lynch & Company, 5.700%, due 02/18/98.....................................     3,999,940
   4,000,000   IBM Credit Corporation, 5.650%, due 02/27/98 .....................................     3,999,251
  15,000,000   Associates Corporation, NA, 5.590%, due 03/02/98 (a)..............................    14,996,177
   2,900,000   G.E. Capital Corporation, 8.625%, due 03/12/98....................................     2,925,599
  11,000,000   Bank Of America Illinois, 5.850%, due 03/13/98....................................    10,996,008
   8,000,000   American Express Centurion, 5.595%, due 03/20/98 (a)..............................     8,000,000
   7,000,000   Abbey National Treasury, 6.100%, due 04/02/98.....................................     6,996,387
   7,000,000   Bear Stearns Company, 5.605%, due 04/09/98 (a)....................................     7,000,583
  12,000,000   First USA Bank, 6.058%, due 04/15/98 (a)..........................................    12,020,205
   5,000,000   American Express Centurion, 5.595%, due 05/12/98 (a)..............................     5,000,505
   8,000,000   Credit Suisse First Boston, 5.450%, due 05/12/98 (a)..............................     8,000,000
   6,000,000   Paccar Financial Corporation, 5.535%, due 05/14/98 (a)............................     5,998,760
   6,000,000   Ford Motor Credit, 6.119%, due 05/26/98 (a).......................................     6,014,205
   4,000,000   PHH Corporation, 5.656%, due 05/26/98 (a).........................................     4,000,000
   4,000,000   Merrill Lynch & Company, 6.155%, due 06/02/98.....................................     4,000,000
   8,000,000   Household Finance Corporation, 5.710%, due 06/03/98 (a)...........................     8,000,000
   7,000,000   Bank Of America NA, 6.050%, due 06/10/98..........................................     6,999,066
   5,000,000   LaSalle National Bank, 5.980%, due 07/06/98.......................................     4,999,030
   4,000,000   IBM Credit Corporation, 5.890%, due 07/20/98......................................     4,000,341
   4,000,000   PHH Corporation, 5.605%, due 08/10/98 (a).........................................     3,999,391
   9,000,000   Dean Witter Discover, 5.665%, due 08/17/98 (a)....................................     9,006,676
   5,000,000   John Deere Capital Corporation, 5.709%, due 09/14/98..............................     5,002,572
   3,351,000   Daimler-Benz North America, 8.000%, due 10/01/98..................................     3,406,695
   5,000,000   John Deere Capital Corporation, 5.769%, due 10/02/98 (a)..........................     5,002,888
  12,000,000   Merrill Lynch & Company, 5.650%, due 10/13/98 (a).................................    11,998,335
   5,000,000   PHH Corporation, 5.596%, due 11/03/98 (a).........................................     4,999,016
  10,000,000   U.S. Bancorp NA, 5.495%, due 11/16/98 (a) ........................................     9,993,310
                                                                                                   ------------
                                                                                                    249,358,193
              U.S. GOVERNMENT SECURITIES  - 1.00%
   4,000,000  U.S. Treasury Note, 7.250%, due 02/15/98...........................................     4,016,283
                                                                                                   ------------
                                                                                                      4,016,283

              U.S. Government Agency Securities  - 1.98%
   8,000,000  Federal Farm Credit Bank, 5.630%, due 02/03/98 (a).................................     7,999,212
                                                                                                   ------------
                                                                                                      7,999,212
                                                                                                   ------------
                                     Total Investments  - 99.3% .................................   400,218,455
                                     Other Assets Less Liabilities - 0.7% .......................     2,948,932
                                                                                                   ------------
                                     Net Assets - 100.0% ........................................  $403,167,387
                                                                                                   ============

    (a) - Variable rate securities. The rates shown are the current rates as of October 31, 1997.

                             See accompanying notes.

                              OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997

ASSETS:
  Investments at amortized cost (Note 1)..............................................................  $400,218,455
  Interest receivable.................................................................................     3,259,566
  Prepaid expenses....................................................................................        45,464
                                                                                                        ------------
    TOTAL ASSETS .....................................................................................   403,523,485

LIABILITIES:
  Dividends payable (Note 2)..........................................................................        51,070
  Accrued expenses....................................................................................       183,004
  Payable to OLDE Asset Management, Inc...............................................................       122,024
                                                                                                        ------------
    TOTAL LIABILITIES ................................................................................       356,098
                                                                                                        ------------
NET ASSETS applicable to 403,167,387 outstanding shares,
  unlimited number of shares authorized, $0.01 par value..............................................  $403,167,387
                                                                                                        ============
NET ASSET VALUE, offering and redemption price per share
  on 403,167,387 shares of beneficial interest outstanding............................................         $1.00
                                                                                                        ============


                            OLDE MONEY MARKET SERIES
                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 1997


INTEREST INCOME (Note 1):.............................................................................  $ 23,111,885

EXPENSES:
  Management fees.....................................................................................     2,044,393
  Transfer agent fees.................................................................................     1,360,787
  Custodian fees......................................................................................        38,085
  Professional fees...................................................................................        15,721
  Accounting fees.....................................................................................        16,500
  Printing and postage................................................................................        54,750
  Trustee fees........................................................................................         7,300
  Insurance...........................................................................................        10,054
  Registration costs..................................................................................       112,809
  12b-1 distribution costs............................................................................       238,552
                                                                                                        ------------
   TOTAL EXPENSES ....................................................................................     3,898,951
                                                                                                        ------------

NET INVESTMENT INCOME ................................................................................  $ 19,212,934
                                                                                                        ============


                             See accompanying notes.

                              OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                       Year Ended October 31
                                                                                    1997                  1996
                                                                                   --------             --------
OPERATIONS:
   Net investment income.................................................  $    19,212,934        $    15,486,549
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income.................................................      (19,212,934)           (15,486,549)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from sales of shares.........................................    1,744,307,612          1,465,487,864
   Net asset value of shares issued in reinvestment of dividends.........       18,397,929             14,559,552
                                                                           ---------------        ---------------
                                                                             1,762,705,541          1,480,047,416
   Cost of shares redeemed                                                  (1,732,685,036)        (1,420,132,540)
                                                                           ---------------        ---------------
   Net increase in shareholders' equity from share transactions..........       30,020,505             59,914,876
                                                                           ---------------        ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY ....................................       30,020,505             59,914,876
SHAREHOLDERS' EQUITY:
   At  beginning of year.................................................      373,146,882            313,232,006
                                                                           ---------------        ---------------
   At end of year........................................................  $   403,167,387        $   373,146,882
                                                                           ===============        ===============


                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:
                                                                                     Year Ended October 31
                                                                  1997           1996          1995           1994          1993
                                                                 ------         ------        -------        ------        ------
NET ASSET VALUE, BEGINNING OF YEAR                              $1.00          $1.00         $1.00          $1.00         $1.00

INVESTMENT OPERATIONS:
   Net investment income.................................        0.0470         0.0460        0.0487         0.0293        0.0230
                                                                --------       --------      --------       --------      --------
DISTRIBUTIONS:
   Dividends from net investment income..................       (0.0470)       (0.0460)      (0.0487)       (0.0293)      (0.0230)
                                                                --------       --------      --------       --------      --------
NET ASSET VALUE, END OF YEAR                                    $1.00          $1.00         $1.00          $1.00         $1.00
                                                                ========       ========      ========       ========      ========

   Total return (annualized).............................       +4.70%         +4.60%        +4.87%         +2.93%        +2.30%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted).............       $403,167       $373,147      $313,232       $209,288      $206,775
   Ratio of expenses to average net assets...............        0.95%          1.00%         1.07%          1.05%         1.10%
   Ratio of net investment income
   to average net assets.................................        4.70%          4.60%         4.87%          2.93%         2.30%



                             See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1997


   PRINCIPAL                                                                                           AMORTIZED
    AMOUNT                                                                                               COST
              DOMESTIC COMMERCIAL PAPER - 33.85%
  $1,930,000  Nabisco Incorporated, 5.800%, due 11/03/97............................................  $ 1,929,378
   4,565,000  G.E. Credit Capital Services, 5.530%, due 11/04/97....................................    4,562,896
   6,645,000  Heller Financial Incorporated, 5.570%, due 11/05/97...................................    6,640,888
   4,050,000  Bear Stearns Company, 5.530%, due 11/06/97............................................    4,046,890
   4,860,000  General Motors Acceptance Corporation, 5.560%, due 11/07/97...........................    4,855,497
   4,800,000  Sears Acceptance Corporation, 5.530%, due 11/10/97....................................    4,793,364
   3,925,000  Budget Funding, 5.550%, due 11/13/97..................................................    3,917,738
   5,000,000  General Motors Acceptance Corporation, 5.550%, due 11/18/97...........................    4,986,896
   6,485,000  Prudential Funding, 5.500%, due 11/19/97..............................................    6,467,166
   4,490,000  G.E. Company, 5.490%, due 11/20/97....................................................    4,476,990
   4,000,000  Budget Funding, 5.520%, due 11/24/97..................................................    3,985,893
   3,945,000  Budget Funding, 5.520%, due 11/25/97..................................................    3,930,482
   7,310,000  G.T.E. Corporation, 5.580%, due 11/26/97..............................................    7,281,674
   3,805,000  American Express Credit, 5.520%, due 12/26/97.........................................    3,772,911
   5,000,000  General Motors Acceptance Corporation, 5.520%, due 12/29/97...........................    4,955,533
   5,750,000  Ford Motor Credit, 5.490%, due 12/30/97...............................................    5,698,265
   7,000,000  Salomon Incorporated, 5.670%, due 12/31/97............................................    6,933,850
   6,000,000  Salomon Incorporated, 5.670%, due 01/02/98............................................    5,941,410
   5,000,000  G.E. Capital Corporation, 5.674%, due 04/13/98 (a)....................................    5,000,000
   4,000,000  G.E. Capital Corporation, 5.701%, due 07/17/98 (a)....................................    4,000,000
                                                                                                      -----------
                                                                                                       98,177,721
              YANKEE COMMERCIAL PAPER - 3.88%
    3,390,000 American Honda Finance, 5.560%, due 11/12/97..........................................    3,384,241
    4,910,000 BMW U.S. Capital Corporation, 5.560%, due 11/21/97....................................    4,894,833
    3,000,000 BMW U.S. Capital Corporation, 5.520%, due 12/29/97....................................    2,973,320
                                                                                                      -----------
                                                                                                       11,252,394
              BANK OBLIGATIONS - 10.35%
    7,000,000 Royal Bank Of Canada - New York, 5.570%, due 11/14/97 (a).............................    6,999,726
    4,000,000 Bankers Trust Company, 5.400%, due 12/10/97 (a).......................................    3,999,694
    5,000,000 Societe Generale New York, 5.850%, due 03/03/98.......................................    4,999,314
    4,000,000 Canadian Imperial Bank Co, 5.940%, due 03/17/98.......................................    3,999,858
    4,000,000 Deutsche Bank New York, 6.160%, due 05/22/98..........................................    3,999,366
    6,000,000 Credit Suisse First Boston, 5.715%, due 10/22/98 (a)..................................    6,000,000
                                                                                                      -----------
                                                                                                       29,997,958


   PRINCIPAL                                                                                          AMORTIZED
    AMOUNT                                                                                              COST

              SHORT-TERM NOTES - 48.46%
$  5,000,000  IBM Corporation, 6.375%, due 11/01/97...............................................  $  5,000,092
   5,000,000  Bank One Dayton, 5.620%, due 11/03/97 (a)...........................................     4,999,983
   5,510,000  Associates Corporation NA, 6.625%, due 11/15/97.....................................     5,511,520
   3,000,000  PNC Bank NA, 5.535%, due 01/09/98 (a)...............................................     2,999,611
   3,000,000  Chrysler Finance, 5.969%, due 01/16/98 (a)..........................................     3,001,730
   5,000,000  PHH Corporation, 5.626%, due 01/27/98 (a)...........................................     4,999,764
   4,000,000  IBM Corporation, 5.670%, due 01/28/98...............................................     3,995,509
   2,000,000  Paccar  Financial  Corporation, 5.880%, due 02/17/98................................     1,998,560
   2,000,000  Merrill  Lynch & Company, 5.700%, due 02/18/98......................................     1,999,970
   2,000,000  IBM Credit  Corporation, 5.650%, due 02/27/98.......................................     1,999,625
   8,000,000  Associates  Corporation NA, 5.590%, due 03/02/98 (a)................................     7,997,964
   4,000,000  Credit Suisse First Boston, 5.915%, due 03/13/98....................................     4,000,000
   5,000,000  American  Express  Centurion, 5.595%, due 03/20/98 (a)..............................     5,000,000
   5,000,000  Abbey  National  Treasury, 6.100%, due 04/02/98.....................................     4,997,418
   3,000,000  Bear  Stearns Company, 5.605%, due 04/09/98 (a).....................................     3,000,250
   2,000,000  Credit Suisse First Boston, 5.450%, due 05/12/98 (a)................................     2,000,000
   3,000,000  American  Express Centurion, 5.595%, due 05/12/98 (a)...............................     3,000,303
   4,000,000  Paccar  Financial Corporation, 5.535%, due 05/14/98 (a).............................     3,999,172
   4,000,000  Ford  Motor Credit, 6.119%, due 05/26/98 (a)........................................     4,009,469
   2,000,000  PHH Corporation, 5.656%, due 05/26/98 (a)...........................................     2,000,000
   5,000,000  Merrill Lynch & Company, 6.155%, due 06/02/98.......................................     5,000,000
   3,000,000  Household Finance Corporation, 5.710%, due 06/03/98 (a).............................     3,000,000
   4,000,000  Bank Of America  NA, 6.050%, due 06/10/98...........................................     3,999,466
   9,000,000  Societe Generale New York, 5.630%, due 06/16/98 (a).................................     8,997,728
   2,000,000  LaSalle  National  Bank, 5.980%, due 07/06/98.......................................     1,999,612
   2,000,000  IBM Credit  Corporation, 5.890%, due 07/20/98.......................................     2,000,171
   6,000,000  PHH Corporation, 5.605%, due 08/10/98 (a)...........................................     5,999,087
   8,000,000  Dean  Witter  Discover, 5.665%, due 08/17/98 (a)....................................     8,005,935
   5,000,000  Ford Motor Credit, 5.969%, due 08/26/98 (a).........................................     5,012,006
   3,000,000  John Deere Capital Corporation, 5.709%, due 09/14/98 (a)............................     3,001,543
   3,000,000  John Deere Capital Corporation, 5.769%, due 10/02/98 (a)............................     3,001,733
   7,000,000  Merrill Lynch & Company, 5.650%, due 10/13/98 (a)...................................     6,999,029
   7,000,000  U.S. Bancorp NA, 5.495%, due 11/16/98 (a)...........................................     6,995,317
                                                                                                    ------------
                                                                                                     140,522,567
              U.S. GOVERNMENT SECURITIES - 1.04%
   3,000,000  U.S. Treasury Note, 7.250%, due 02/15/98............................................     3,012,211
                                                                                                    ------------
                                                                                                       3,012,211
              U.S. GOVERNMENT AGENCY SECURITIES - 1.72%
   5,000,000  Federal Farm Credit Bank, 5.530%, due 02/03/98 (a)..................................     4,999,508
                                                                                                    ------------
                                                                                                       4,999,508
                                                                                                    ------------
                                                     TOTAL INVESTMENTS - 99.3% ...................   287,962,359
                                                     OTHER ASSETS LESS LIABILITIES - 0.7%  .......     2,000,579
                                                                                                    ------------
                                                     NET ASSETS -  100.0%.........................  $289,962,938
                                                                                                    ============

         (a) - Variable rate securities. The rates shown are the current rates as of October 31, 1997.

                             See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997

ASSETS:
  Investments at amortized cost (Note 1).............................................................  $287,962,359
  Interest receivable................................................................................     2,249,860
  Prepaid expenses...................................................................................        31,534
                                                                                                       ------------
     TOTAL ASSETS ...................................................................................   290,243,753

LIABILITIES:
  Dividends payable (Note 2).........................................................................        41,788
  Accrued expenses...................................................................................       130,080
  Payable to OLDE Asset Management, Inc..............................................................       108,947
                                                                                                       ------------
     TOTAL LIABILITIES ..............................................................................       280,815
                                                                                                       ------------
NET ASSETS applicable to 289,962,938 outstanding shares,
  unlimited number of shares authorized, $0.01 par value.............................................  $289,962,938
                                                                                                       ============
NET ASSET VALUE, offering and redemption price per share
  on 289,962,938 shares of beneficial interest outstanding...........................................         $1.00
                                                                                                       ============




                        OLDE PREMIUM MONEY MARKET SERIES
                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 1997


INTEREST INCOME (Note 1):.............................................................................. $15,299,610

EXPENSES:
  Management fees......................................................................................     810,533
  Transfer agent fees..................................................................................     379,711
  Custodian fees.......................................................................................      26,483
  Professional fees....................................................................................      15,649
  Accounting fees......................................................................................      16,500
  Printing and postage.................................................................................      10,950
  Trustee fees.........................................................................................       3,650
  Insurance............................................................................................       9,036
  Registration costs...................................................................................      97,674
  12b-1 distribution costs.............................................................................     188,360
                                                                                                        -----------
  TOTAL EXPENSES ......................................................................................   1,558,546
                                                                                                        -----------
NET INVESTMENT INCOME ................................................................................. $13,741,064
                                                                                                        ===========

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   YEAR ENDED OCTOBER 31
                                                                                1997                  1996
OPERATIONS:                                                                    ------                ------
  Net investment income.................................................... $  13,741,064       $  10,259,516
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income....................................................   (13,741,064)        (10,259,516)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares...........................................    864,458,150         689,651,366
  Net asset value of shares issued in reinvestment of dividends...........     13,233,279           9,649,262
                                                                            -------------       -------------
                                                                              877,691,429         699,300,628
  Cost of shares redeemed................................................    (821,690,883)       (643,540,931)
                                                                            -------------       -------------
  Net increase in shareholders' equity from share transactions...........      56,000,546          55,759,697
NET INCREASE IN SHAREHOLDERS' EQUITY ....................................      56,000,546          55,759,697
SHAREHOLDERS' EQUITY:
  At beginning of year...................................................     233,962,392         178,202,695
                                                                            -------------       -------------
  At end of year.........................................................   $ 289,962,938       $ 233,962,392
                                                                            =============       =============



                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:


                                                                        YEAR ENDED OCTOBER 31
                                                    1997           1996          1995           1994          1993
                                                  --------        --------      --------       --------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                $1.00         $1.00          $1.00           $1.00        $1.00

INVESTMENT OPERATIONS:
   Net investment income.........................  0.0508        0.0490         0.0524          0.0339       0.0276

DISTRIBUTIONS:
   Dividends from net investment income.......... (0.0508)      (0.0490)       (0.0524)        (0.0339)     (0.0276)
                                                  --------      --------       --------        -------      --------
NET ASSET VALUE, END OF YEAR .................... $1.00         $1.00          $1.00           $1.00        $1.00
                                                  ========      ========       ========        =======      ========
   Total return (annualized) .................... +5.08%        +4.90%         +5.24%          +3.39%       +2.76%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)      $289,963      $233,962       $178,203        $87,946      $103,317
   Ratio of expenses to average net assets.......  0.58%         0.70%          0.70%           0.60%        0.70%
   Ratio of net investment income
   to average net assets.........................  5.08%         4.90%          5.24%           3.39%        2.76%


                             See accompanying notes.

                             OLDE CUSTODIAN FUND

                      OLDE PREMIUM PLUS MONEY MARKET SERIES
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1997


    PRINCIPAL                                                                                        AMORTIZED
     AMOUNT                                                                                            COST
              DOMESTIC COMMERCIAL PAPER - 31.46%
$   5,235,000 Nabisco  Incorporated, 5.800%, due 11/03/97..........................................$  5,233,312
   29,155,000 G.E. Credit Capital Service, 5.530%, due 11/04/97....................................  29,141,565
   31,760,000 G.E. Capital  Services, 5.510%, due 11/05/97.........................................  31,740,556
   34,120,000 Sears Acceptance Corporation, 5.540%, due 11/07/97...................................  34,088,496
   34,000,000 Morgan Stanley Dean Witter, 5.520%, due 11/10/97.....................................  33,953,080
   20,000,000 Budget  Funding, 5.550%, due 11/12/97................................................  19,966,083
   21,000,000 GTE Corporation, 5.620%, due 11/13/97................................................  20,960,660
   42,000,000 G.E. Company, 5.490%, due  11/13/97..................................................  41,923,140
   30,000,000 General Motors Acceptance Corporation, 5.550%, due 11/17/97..........................  29,926,000
   43,635,000 Prudential Funding, 5.500%, due 11/18/97.............................................  43,521,670
   34,570,000 Heller  Financial Incorporated, 5.570%, due 11/19/97.................................  34,473,723
   43,560,000 Budget Funding Corporation, 5.530%, due 11/20/97.....................................  43,432,865
   13,755,000 Heller  Financial Incorporated, 5.570%, due 11/21/97.................................  13,712,436
   20,000,000 American Express Credit, 5.520%, due  12/29/97.......................................  19,822,133
   18,000,000 American Express Credit, 5.520%, due 12/30/97........................................  17,837,160
   31,000,000 General Motors Acceptance Corporation, 5.520%, due 12/30/97..........................  30,719,553
    8,825,000 American Express Credit, 5.520%, due 12/31/97........................................   8,743,810
   50,000,000 Salomon Incorporated, 5.670%, due 12/31/97...........................................  49,527,500
   45,000,000 Salomon Incorporated, 5.670%, due 01/02/98...........................................  44,560,575
   31,130,000 Bear Stearns Company, 5.610%, due 01/05/98...........................................  30,814,679
   36,000,000 G.E. Capital Corporation, 5.674%, due 04/13/98 (a)...................................  36,000,000
   30,000,000 G.E. Capital Corporation,  5.701%, due 07/17/98 (a)..................................  30,000,000
                                                                                                   ------------
                                                                                                    650,098,996
              YANKEE COMMERCIAL PAPER - 6.25%
   20,340,000 BMW U.S. Capital Corporation, 5.520%, due 11/06/97...................................  20,324,406
   10,000,000 BMW U.S. Capital Corporation, 5.550%, due 11/12/97...................................   9,983,042
    6,200,000 BMW U.S. Capital Corporation, 5.560%, due 11/21/97...................................   6,180,849
   14,760,000 BMW U.S. Capital Corporation, 5.500%, due 11/21/97...................................  14,714,900
   18,000,000 BMW U.S. Capital Corporation, 5.550%, due 12/16/97...................................  17,875,125
   26,395,000 BMW U.S. Capital Corporation, 5.520%, due 12/29/97...................................  26,160,260
   34,000,000 Credit  Suisse First Boston, 5.715%, due 10/22/98....................................  34,000,000
                                                                                                   ------------
                                                                                                    129,238,582
              BANK OBLIGATIONS - 8.71%
   43,000,000 Royal Bank Of Canada - New York, 5.570%, due 11/14/97 (a)............................  42,998,312
   80,000,000 Bankers Trust  Company, 5.400%, due 12/10/97 (a).....................................  79,993,674
   20,000,000 Societe Generale New York, 5.850%, due 03/03/98......................................  19,997,257
   21,000,000 Canadian  Imperial Bank Co, 5.940%, due 03/17/98.....................................  20,999,252
   16,000,000 Deutsche Bank New York, 6.160%, due 05/22/98.........................................  15,997,468
                                                                                                   ------------
                                                                                                    179,985,963
              SHORT TERM NOTES - 50.22%
   37,000,000 Bank One Dayton, 5.620%, due 11/03/97 (a)............................................  36,999,879
   10,000,000 B.H.P. Finance USA, 7.000%, due 12/01/97.............................................  10,010,152
   10,000,000 Bankers Trust New York Corporation, 5.640%, due 12/10/97 (a).........................   9,999,575
   13,350,000 Ford Capital BV, 9.375%, due  01/01/98...............................................  13,425,364
   34,000,000 PNC Bank NA, 5.535%, due 01/09/98 (a)................................................  33,995,591
   20,000,000 Chrysler Financial, 5.875%, due 01/09/98 (a).........................................  20,010,240
   17,367,000 Associates Corporation N A, 8.125%, due 01/15/98.....................................  17,447,293
    9,265,000 Associates Corporation N A, 8.375%, due 01/15/98.....................................   9,312,451
   18,800,000 Philip Morris, 6.375%, due 01/15/98..................................................  18,816,251
   22,000,000 Chrysler Financial, 5.969%, due 01/16/98 (a).........................................  22,012,689
   37,000,000 PHH Corporation, 5.626%, due 01/27/98 (a)............................................  36,998,260


    PRINCIPAL                                                                                      AMORTIZED
     AMOUNT                                                                                           COST
                SHORT -TERM NOTES - (CONTINUED)
$   37,000,000  IBM Corporation, 5.670%, due 01/28/98........................................  $   36,958,457
    20,000,000  General Motors Acceptance Corporation, 8.375%, due 01/30/98..................      20,123,428
    19,000,000  Merrill Lynch & Company, 5.700%, due 02/18/98................................      18,999,716
    19,000,000  IBM Credit Corporation, 5.650%, due 02/27/98.................................      18,996,437
    70,000,000  Associates Corporation NA, 5.590%, due 03/02/98 (a)..........................      69,982,145
    15,000,000  Chrysler Financial, 5.580%, due 03/02/98.....................................      14,981,344
     5,000,000  G.E. Capital Corporation, 8.625%, due 03/12/98...............................       5,044,136
    19,000,000  Bank Of America Illinois, 5.850%, due 03/13/98...............................      18,993,106
    21,000,000  Credit Suisse First Boston, 5.915%, due  03/13/98............................      21,000,000
    37,000,000  American Express Centurion, 5.595%, due 03/20/98 (a).........................      37,000,000
    20,000,000  Morgan Guaranty Trust, 6.022%, due 03/25/98..................................      19,994,124
    13,000,000  Abbey National Treasury, 6.100%, due  04/02/98...............................      12,993,289
    25,000,000  Merrill Lynch & Company, 6.225%, due 04/07/98................................      25,000,000
    25,000,000  American Honda Finance, 5.625%, due 04/08/98 (a).............................      24,994,589
    15,000,000  Bear Stearns Company, 5.605%, due 04/09/98 (a)...............................      15,001,249
    17,000,000  American Express Centurion, 5.595%, due 05/12/98 (a).........................      17,001,717
    30,000,000  Credit Suisse First Boston, 5.450%, due 05/12/98 (a).........................      30,000,000
    30,000,000  Paccar Financial Corporation, 5.535%, due 05/14/98 (a).......................      29,993,796
    20,000,000  Morgan Stanley, 5.989%, due  05/18/98 (a)....................................      20,034,717
    19,000,000  PHH Corporation, 5.656%, due 05/26/98 (a)....................................      19,000,000
    11,000,000  Merrill Lynch & Company, 6.155%, due 06/02/98................................      11,000,000
    39,000,000  Household Finance Corporation, 5.710%, due 06/03/98 (a)......................      39,000,000
    14,000,000  Bank Of America NA, 6.050%, due 06/10/98.....................................      13,998,132
    31,000,000  Societe Generale New York, 5.630%, due 06/16/98 (a)..........................      30,992,175
    25,000,000  Merrill Lynch & Company, 5.680%, due 06/22/98 (a)............................      25,002,480
    15,000,000  Bayerische Landesbank New York, 5.526%, due 06/26/98 (a).....................      14,993,253
    18,000,000  LaSalle National Bank, 5.980%, due  07/06/98.................................      17,996,509
    25,000,000  American Honda Finance, 5.719%, due 07/08/98 (a).............................      25,000,000
    19,000,000  IBM Credit Corporation, 5.890%, due 07/20/98.................................      19,001,622
    20,000,000  PHH Corporation, 5.605%, due 08/10/98 (a) a).................................      13,009,644
    10,000,000  John Deere Capital Corporation, 5.709%, due 09/14/98 (a).....................      10,005,144
    17,000,000  John Deere Capital Corporation, 5.769%, due 10/02/98 (a).....................      17,009,818
    23,000,000  Merrill Lynch & Company, 5.650%, due 10/13/98 (a)............................      22,996,808
    20,000,000  PHH Corporation, 5.596%, due 11/03/98 (a)....................................      19,996,065
    33,000,000  U.S. Bancorp NA, 5.495%, due 11/16/98 (a)....................................      32,977,923
    20,000,000  PHH Corporation, 5.605%, due 08/10/98 (a)....................................      19,996,956
                                                                                               --------------
                                                                                                1,038,096,524


                U.S. GOVERNMENT SECURITIES - 0.87%
    18,000,000  U.S. Treasury Note, 7.250%, due 02/15/98.....................................      18,073,274
                                                                                               --------------
                                                                                                   18,073,274
                U.S. GOVERNMENT AGENCY SECURITIES - 1.79%
    37,000,000  Federal Farm Credit Bank, 5.530%, due 02/03/98 (a)...........................      36,996,356
                                                                                               --------------
                                                                                                   36,996,356
                                                                                               --------------
                                                     TOTAL INVESTMENTS - 99.3% .............    2,052,489,695
                                                     OTHER ASSETS LESS LIABILITIES - 0.7% ..       14,789,543
                                                                                               --------------
                                                     NET ASSETS - 100.0% ..................    $2,067,279,238
                                                                                               ==============


  (a) Variable rate securities. The rates shown are the current rates as of October 31, 1997.

                           See accompanying notes.

                               OLDE CUSTODIAN FUND
                      OLDE PREMIUM PLUS MONEY MARKET SERIES
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997


ASSETS:
   Investments at amortized cost (Note 1)...................................................... $2,052,489,695
   Interest receivable.........................................................................     15,555,287
   Prepaid expenses............................................................................        111,676
                                                                                                --------------
      TOTAL ASSETS ............................................................................  2,068,156,658

LIABILITIES:
   Dividends payable (Note 2)..................................................................        309,796
   Accrued expenses............................................................................        200,049
   Payable to OLDE Asset Management, Inc.......................................................        367,575
                                                                                                --------------
      TOTAL LIABILITIES .......................................................................        877,420
                                                                                                --------------

NET ASSETS applicable to 2,067,279,238 outstanding shares,
   unlimited number of shares authorized, $0.01 par value.....................................  $2,067,279,238
                                                                                                ==============
NET ASSET VALUE, offering and redemption price per share
   on 2,067,279,238 shares of beneficial interest outstanding.................................           $1.00
                                                                                                ==============

                      OLDE PREMIUM PLUS MONEY MARKET SERIES
                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME (Note 1):.....................................................................  $  113,481,543

EXPENSES:
   Management fees............................................................................       3,011,993
   Transfer agent fees........................................................................         513,866
   Custodian fees.............................................................................         108,517
   Professional fees..........................................................................          18,474
   Accounting fees............................................................................          16,500
   Printing and postage.......................................................................          14,600
   Trustee fees...............................................................................          30,180
   Insurance..................................................................................          21,544
   Amortization of organizational costs.......................................................           2,010
   Registration costs.........................................................................         334,826
   12b-1 distribution costs...................................................................       1,214,676
                                                                                                --------------
   TOTAL EXPENSES ............................................................................       5,287,186

   Expenses waived and reimbursed.............................................................      (2,546,958)
                                                                                                --------------
   NET EXPENSES ..............................................................................       2,740,228
                                                                                                --------------
NET INVESTMENT INCOME .......................................................................   $  110,741,315
                                                                                                ==============

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                      OLDE PREMIUM PLUS MONEY MARKET SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                            YEAR ENDED OCTOBER 31
                                                                          1997                 1996
                                                                         ------              ---------
OPERATIONS:
  Net investment income............................................. $  110,741,315     $    83,074,708
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.............................................   (110,741,315)        (83,074,708)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.....................................  3,644,008,369       3,243,478,670
  Net asset value of shares issued in reinvestment of dividends.....    109,145,684          79,753,027
                                                                     --------------     ---------------
                                                                      3,753,154,053       3,323,231,697
  Cost of shares redeemed..........................................  (3,511,354,911)     (2,669,874,893)
                                                                     --------------     ---------------
  Net increase in shareholders' equity from share transactions.....     241,799,142         653,356,804
                                                                     --------------     ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY ..............................     241,799,142         653,356,804
SHAREHOLDERS' EQUITY:
  At beginning of year ............................................   1,825,480,096       1,172,123,292
                                                                     --------------     ---------------
  At end of year...................................................  $2,067,279,238     $ 1,825,480,096
                                                                     ==============     ===============



                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                             FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year:


                                                                         YEAR ENDED OCTOBER 31
                                                        1997           1996          1995           1994           1993
                                                    ----------    ----------       ---------      ---------      --------
NET ASSET VALUE, BEGINNING OF YEAR                  $1.00         $1.00            $1.00          $1.00          $1.00

INVESTMENT OPERATIONS:
   Net investment income..........................   0.0552        0.0560           0.0598         0.0401         0.0342

DISTRIBUTIONS: ...................................
   Dividends from net investment income...........  (0.0552)      (0.0560)         (0.0598)       (0.0401)       (0.0342)
                                                    ----------    ----------       ---------      ---------      --------
NET ASSET VALUE, END OF YEAR .....................  $1.00         $1.00            $1.00          $1.00          $1.00
                                                    ==========    ==========       =========      =========      ========
   Total return (annualized) .....................  +5.52%        +5.60%           +5.98%         +4.01%         +3.42%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)......  $2,067,279    $1,825,480       $1,172,123     $392,304       $170,630
   Ratio of expenses to average net assets........          14%            -               -             -            -
   Ratio of net investment income
   to average net assets..........................        5.52%         5.60%           5.98%         4.01%         3.42%

                             See accompanying notes.

                             OLDE CUSTODIAN FUND

                          NOTES TO FINANCIAL STATEMENTS
                               October 31, 1997

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.
NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.
SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investments deviate significantly from market value, the Board of Trustees could decide to value the investments at market value. Investment securities purchases and sales are accounted for on a trade-date basis.
INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.
EXPENSES
Expenses of each series are accrued daily.
USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration. Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                0.50%
OLDE Premium Money Market Series        0.30%
OLDE Premium Plus Money Market Series   0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Services Agreement with the Adviser. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per beneficial account per annum. The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the year ended October 31, 1997. For the year ended October 31, 1997, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $41,130 to unaffiliated trustees.

The Adviser voluntarily agreed to waive its management fee, accounting fee, and reimburse all other expenses of OLDE Premium Plus Money Market Series until January 1, 1997. Effective January 1, 1997 through January 1, 1999, the Adviser has voluntarily agreed to limit expenses of this Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the year ended October 31, 1997, the Series incurred total expenses of $5,287,186. The Adviser waived fees of $1,692,203. OLDE Discount waived transfer agency fees of $80,026 and 12b-1 expenses of $610,515 and $164,214 was reimbursed by the Adviser, as agreed.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                0.25%
OLDE Premium Money Market Series        0.15%
OLDE Premium Plus Money Market Series   0.15%

For the year ended October 31, 1997, the annualized percentage rate of 12b-1 expense was .06% for OLDE Money Market Series, .07% for OLDE Premium Money Market Series and .06% for OLDE Premium Plus Money Market Series.

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the period ended October 31, 1997 are as follows:
   OLDE Money Market Series:
    Purchases:                      $   2,336,745,415
    Sales (including maturities):   $   2,317,961,516
   OLDE Premium Money Market Series:
    Purchases:                      $   1,683,130,502
    Sales (including maturities):   $   1,634,519,075
   OLDE Premium Plus Money Market Series:
    Purchases:                      $  10,432,581,191
    Sales (including maturities):   $  10,239,474,172

7. BANK LINE OF CREDIT
At October 31, 1997 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of October 31, 1997.


                    --------------------------------------

[ERNST AND YOUNG LLP LOGO]

Report of Independent Auditors

To the Shareholders and Board of Trustees of OLDE Custodian Fund:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OLDE Custodian Fund, comprised of OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series, as of October 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series comprising OLDE Custodian Fund as of October 31, 1997, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG
------------------------
Detroit, Michigan
November 26, 1997


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